Property, Plant and Equipment (Details 6)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Average generation segment rates | General Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	6.06%	6.24%	6.25%
Average generation segment rates | Machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	3.29%	3.87%	3.68%
Average generation segment rates | Generators [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	3.40%	3.42%	3.42%
Average generation segment rates | Reservoirs Dams And Aqueducts [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	2.26%	2.64%	2.67%
Average generation segment rates | Hydraulic Turbines [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	2.77%	2.88%	2.89%
Average generation segment rates | Wind Power Plant Unit [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	4.85%	4.94%	4.94%
Average generation segment rates | Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	2.79%	3.05%	3.07%
Average rates for central government assets | Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	3.34%	3.33%	3.33%
Average rates for central government assets | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	12.07%	6.25%	6.25%
Average rates for central government assets | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	6.26%	6.27%	6.25%
Average rates for central government assets | Vehicle [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Average rate of depreciation	14.29%	14.29%	14.29%